BUSINESS COMBINATION (Details 17) - Companhia Energetica Chapeco [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Business Property Plant And Equipment 1 [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	The amounts of property, plant and equipment were adjusted by the difference between the fair value of the PP&E and their respective net carrying amounts, as per the technical valuation conducted by an independent appraiser for the groups of assets represented by improvements, constructions, vehicles, furniture and fixtures. The useful lives follow the periods disclosed in Note 11
Carrying Amount 1 [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 106,695
Fair Value Adjustments 1 [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	195,026
Total Fair Value 1 [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 301,721
Intangible Assets 1 [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as from the base date stipulated in the evaluation and Incremental Cash Flow, where the economic gain generated by the spread between the contract value and the spot value of energy was the basis of a free cash flow
Carrying Amount 2 [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 104,499
Fair Value Adjustments 2 [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	83,610
Total Fair Value 2 [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	188,109
Carrying Amount One [Member]
IfrsStatementLineItems [Line Items]
Total	211,194
Fair Value Adjustments One [Member]
IfrsStatementLineItems [Line Items]
Total	278,636
Total Fair Value One [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 489,830